Accounts Receivable - Schedule of Accounts Receivable (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	$ 768	$ 723
Allowance for doubtful accounts	(46)	(22)	$ (21)
Accounts receivable, net	722	701
Accounts Receivable - Billed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	347	330
Accounts Receivable - Unbilled [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	$ 421	$ 393